UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                    10/29/01
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              112

Form 13F Information Table Value Total:          $92,488

List of Other Included Managers:
NONE

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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AOL Time Warner Inc.             COMMON   00184A105     2027         61245 SH       SOLE                                       61245
AT&T Corp.                       COMMON   001957109      852         44163 SH       SOLE                                       44163
AT&T Wireless Services           COMMON   00209A106      213         14286 SH       SOLE                                       14286
Abbott Laboratories              COMMON   002824100      295          5694 SH       SOLE                                        5694
Abiomed                          COMMON   003654100      217         12400 SH       SOLE                                       12400
American Express Co.             COMMON   025816109      287          9870 SH       SOLE                                        9870
American Home Prod.              COMMON   026609107      891         15295 SH       SOLE                                       15295
Amer Int'l Group                 COMMON   026874107     1045         13395 SH       SOLE                                       13395
Applied Materials                COMMON   038222105      493         17335 SH       SOLE                                       17335
Arizona St WasteWtr SerA @99.104 CONVERT  040669DP5      233           210 PRN      SOLE                                         210
Arizona WasteWtr RevOID@99.1047  CONVERT  040669ET6      314           290 PRN      SOLE                                         290
Automatic Data Proc              COMMON   053015103      336          7153 SH       SOLE                                        7153
Aztec Technology                 COMMON   05480L101       15        149975 SH       SOLE                                      149975
BP Amoco PLC ADR                 COMMON   055622104      252          5116 SH       SOLE                                        5116
BankAmerica Sub Nts              CONVERT  066050BQ7      205           200 PRN      SOLE                                         200
Bristol-Myers Squibb             COMMON   110122108     1683         30290 SH       SOLE                                       30290
Broward Co. FL TRST              CONVERT  115088BU9      529           500 PRN      SOLE                                         500
CSC HLDGS INC                    CONVERT  126304AJ3      525           535 PRN      SOLE                                         535
Chase Manhattan Corp             CONVERT  16161ABD9      204           200 PRN      SOLE                                         200
Chevron Corp.                    COMMON   166751107      425          5013 SH       SOLE                                        5013
Cisco Systems                    COMMON   17275R102      665         54619 SH       SOLE                                       54619
CitiGroup Inc.                   COMMON   172967101     2746         67793 SH       SOLE                                       67793
Clear Channel Communications     COMMON   184502102      303          7625 SH       SOLE                                        7625
Comcast Cable                    CONVERT  20029PAL3      467           465 PRN      SOLE                                         465
Conn St Spl Obg Rev              CONVERT  207757RG2      542           500 PRN      SOLE                                         500
Eaton Vance Mass                 COMMON   27826L603      173         16217 SH       SOLE                                       16217
Emulex Corp.                     COMMON   292475209      123         12910 SH       SOLE                                       12910
Exxon Mobil Corp.                COMMON   30231G102     1795         45564 SH       SOLE                                       45564
Fairfield OH Cty Sch             CONVERT  304657JN0      559           500 PRN      SOLE                                         500
FHLB 5.125% DUE 9/15/2003        CONVERT  3133M5QB9     1664          1605 PRN      SOLE                                        1605
Federal Home Loan Bank           CONVERT  3133MBY92     1380          1255 PRN      SOLE                                        1255
FHLB 5.875% DUE 2/15/11          CONVERT  3133MDBT9     2533          2425 PRN      SOLE                                        2425
FHLB 6.25% DUE 03/15/11          CONVERT  3133MDKA0      695           685 PRN      SOLE                                         685
Federal Home Ln Mtge             COMMON   313400301      614          9450 SH       SOLE                                        9450
Fed Home Loan Mtge CP            CONVERT  3134A0UV2     1089          1025 PRN      SOLE                                        1025
Fannie Mae                       COMMON   313586109     2751         34362 SH       SOLE                                       34362
Fidelity National Financial Inc. COMMON   316326107     4279        159129 SH       SOLE                                      159129
Florida St BD Fin                CONVERT  342812ZE7      552           500 PRN      SOLE                                         500
Ford Motor Credit Co SR          CONVERT  345397NJ8      434           430 PRN      SOLE                                         430
Ford Motor Credit                CONVERT  345397SG9      417           445 PRN      SOLE                                         445
FORD MOTOR CREDIT                CONVERT  345397SJ3      707           680 PRN      SOLE                                         680
GTE Corp                         CONVERT  362320AX1      548           525 PRN      SOLE                                         525
General Electric                 COMMON   369604103     3938        105851 SH       SOLE                                      105851
General Mills Inc                CONVERT  37033LCA2     1066           925 PRN      SOLE                                         925
General Motors Corp Nts          CONVERT  370442BB0      979           965 PRN      SOLE                                         965
Hewlett Packard Co               COMMON   428236103      225         14040 SH       SOLE                                       14040
Hillsborough Cnty Fl             CONVERT  432327DU5      539           500 PRN      SOLE                                         500
Home Depot Inc.                  COMMON   437076102     1312         34206 SH       SOLE                                       34206
ICT Group                        COMMON   44929Y101      352         38240 SH       SOLE                                       38240
IGEN Int'l Inc.                  COMMON   449536101     1738         63167 SH       SOLE                                       63167
Insured Muni Inc Fd Paine Webber COMMON   45809F104      332         24574 SH       SOLE                                       24574
Integramed Amer NEW              COMMON   45810N302      114         34636 SH       SOLE                                       34636
Intel Corp.                      COMMON   458140100     1207         59028 SH       SOLE                                       59028
Int'l Bsns. Machine              COMMON   459200101     2537         27657 SH       SOLE                                       27657
IBM Corp Med Term Notes          CONVERT  45920QCG7      401           385 PRN      SOLE                                         385
Intertan Inc                     COMMON   461120107      216         27502 SH       SOLE                                       27502
Johnson & Johnson Co             COMMON   478160104     2399         43301 SH       SOLE                                       43301
Kinder Morgan Energy             CONVERT  494550AG1     1075          1000 PRN      SOLE                                        1000
Kinder Morgan Inc. Kans          COMMON   49455P101      348          7075 SH       SOLE                                        7075
Liberty Media Corp Cl A          COMMON   530718105      726         57160 SH       SOLE                                       57160
Marriott Intl Inc                COMMON   571903202      664         19867 SH       SOLE                                       19867
Mass Cons Ln Ser A               CONVERT  575826KL5      546           500 PRN      SOLE                                         500
Mass Commonwealth 4.50% 9/1/04   CONVERT  575827UK4      210           200 PRN      SOLE                                         200
Mass Water Pollution Abate Tr    CONVERT  57604PGK4      502           500 PRN      SOLE                                         500
Medical Care Int'l               CONVERT  584505AC5      361           365 PRN      SOLE                                         365
Medtronic Inc                    COMMON   585055106      712         16375 SH       SOLE                                       16375
Merck & Co.                      COMMON   589331107      436          6549 SH       SOLE                                        6549
Fred Meyer Inc. 7.45% 3/1/08     CONVERT  592907AB5     1174          1090 PRN      SOLE                                        1090
Microsoft Corp.                  COMMON   594918104     2062         40301 SH       SOLE                                       40301
Minnesota Mining                 COMMON   604059105      207          2100 SH       SOLE                                        2100
JP Morgan SubNote 6.875% 1/15/07 CONVERT  616880BF6      897           840 PRN      SOLE                                         840
Morgan Stanley Dean              COMMON   61745P833      220         14800 SH       SOLE                                       14800
Muni Yield Insd Fd               COMMON   62630E107      287         19687 SH       SOLE                                       19687
NRG Energy                       COMMON   629377102      993         61250 SH       SOLE                                       61250
N.E.Ln Mktng Corp.               CONVERT  643898BC2      604           595 PRN      SOLE                                         595
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
NUVEEN SR 242 TX EX UIT NVUXNQ   COMMON   67101A617      225          2900 SH       SOLE                                        2900
NUVEEN SR 249 TX EX UIT NVUYAU   COMMON   67101A823      404          4000 SH       SOLE                                        4000
NUVEEN SR 251 TX EX UIT NVUYEM   COMMON   67101X104      374          3727 SH       SOLE                                        3727
NUVEEN SR 294 TX EX UIT NVXUAT   COMMON   6710A3704      318          3038 SH       SOLE                                        3038
NUVEEN SR 323 TX EX UIT NVUODJ   COMMON   6710A5105      312          3000 SH       SOLE                                        3000
NUVEEN SR 345 TX EX UIT NUVEII   COMMON   6710A5766      301          2974 SH       SOLE                                        2974
NUVEEN SR 346 TX EX UIT NCIQTE   COMMON   6710A5790      202          2000 SH       SOLE                                        2000
J.C. Penney & Co.                CONVERT  70816FAE3      304           340 PRN      SOLE                                         340
Pepsico Inc.                     COMMON   713448108      631         13020 SH       SOLE                                       13020
Pfizer                           COMMON   717081103     1972         49186 SH       SOLE                                       49186
Puerto Rico Comwlth              CONVERT  745144P74      535           500 PRN      SOLE                                         500
SBC Communications               COMMON   78387G103      867         18410 SH       SOLE                                       18410
Safeway Inc New                  COMMON   786514208      625         15725 SH       SOLE                                       15725
Schering-Plough                  COMMON   806605101      307          8287 SH       SOLE                                        8287
Schlumberger Ltd.                COMMON   806857108      880         19247 SH       SOLE                                       19247
Schwab Charles Corp              COMMON   808513105      882         76680 SH       SOLE                                       76680
Interm Muni Fund Smith Barney    COMMON   831802103       97         10000 SH       SOLE                                       10000
Sprint Capital Corp              CONVERT  852060AE2      752           735 PRN      SOLE                                         735
The Steak And Shake Company      COMMON   857873103      180         18167 SH       SOLE                                       18167
Sunrise Assisted Living          COMMON   86768K106     1661         64305 SH       SOLE                                       64305
Tellabs, Inc.                    COMMON   879664100      385         38925 SH       SOLE                                       38925
Time Warner Inc                  CONVERT  887315AW9      962           890 PRN      SOLE                                         890
Time Warner Entertainment        CONVERT  88731EAK6      703           675 PRN      SOLE                                         675
US TSY Bond                      CONVERT  912810EV6     2135          1805 PRN      SOLE                                        1805
United States Treasury Bond      CONVERT  912810FJ2      354           325 PRN      SOLE                                         325
US TREAS NOTE                    CONVERT  9128275A6      458           440 PRN      SOLE                                         440
Van Kampen Merritt               COMMON   92112M103      219         18000 SH       SOLE                                       18000
Verizon Communications           COMMON   92343V104      630         11634 SH       SOLE                                       11634
Viacom Inc Cl B                  COMMON   925524308     1358         39347 SH       SOLE                                       39347
Wal-Mart Stores Inc.             COMMON   931142103     2538         51280 SH       SOLE                                       51280
Washington Post Cl B             COMMON   939640108      364           700 SH       SOLE                                         700
Westinghouse Elec Cp             CONVERT  960402AS4      770           735 PRN      SOLE                                         735
Weyerhaeuser Co                  COMMON   962166104      490         10050 SH       SOLE                                       10050
Worldcom Inc.                    COMMON   98157D106      552         36722 SH       SOLE                                       36722
NUVEEN SR 145 Insured            COMMON   NUV 145       1579         14850 SH       SOLE                                       14850
PAC Century Cyberworks Ltd.      COMMON   Y6801N134        6         25000 SH       SOLE                                       25000
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